Label	Element	Value
Tortoise Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Global Water ESG Net Total Return Index
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Portfolio Series

Tortoise Global Water ESG Fund
(the “Fund”)

Supplement dated September 30, 2024, to the Prospectus and
Statement of Additional Information (“SAI”),
each dated March 31, 2024, as amended
_____________________________________________________________________________________

Effective immediately, the name of the Fund’s underlying index will change from “Ecofin Global Water ESG Net Total Return Index” to “Tortoise Global Water ESG Net Total Return Index” (the “Underlying Index”). Accordingly, all references to the Underlying Index in the Prospectus and SAI are deleted and replaced with “Tortoise Global Water ESG Net Total Return Index”.
No action is required by current shareholders of the Fund as a result of this change. In addition, the change to the name of the Underlying Index will have no effect on the methodology or current components of the Underlying Index, or to the Fund’s investment objective or strategy.
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Prospectus and SAI for future reference.
Tortoise Global Water ESG Fund | Tortoise Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBLU